Convertible Promissory Notes (Tables)	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Convertible Debt

Description-	Amount ($)

Mermaid Note	30,000
Prim Note	35,000
AB Note 1	50,000
LG Note 1	100,000
KBM Note 1	53,000
JMJ Note 2	40,758
Less unamortized debt discount	(227,851)
Net	$80,908